UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-03585
                                                    --------------------------

                         Principal Cash Management Fund, Inc.
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(Exact name of registrant as specified in charter)

                  711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                 (Zip code)

       Princor Financial Services Corporation, Des Moines, IA 50392-2080
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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (96.25%)
ASSET BACKED SECURITIES (12.03%)
 CAFCO
                                                   $                    $
  2.24%; 02/11/05                                  2,500,000               2,498,444
  2.40%; 03/02/05                                  2,200,000               2,195,747
  2.42%; 03/04/05                                  4,325,000               4,315,987
  2.45%; 03/22/05                                  2,400,000               2,391,997
 CXC
  1.90%; 02/25/05                                  2,300,000               2,297,087
  2.51%; 04/05/05                                  2,700,000               2,688,140
 FCAR Owner Trust I
  2.35%; 02/10/05                                  2,600,000               2,598,472
  2.38%; 03/11/05                                  2,200,000               2,194,473
  2.40%; 03/10/05                                  1,600,000               1,596,004
  2.40%; 03/16/05                                  2,000,000               1,994,267
  2.47%; 04/15/05                                  1,800,000               1,790,474
 Windmill Funding
  2.27%; 02/16/05                                  2,315,000               2,312,810
  2.29%; 02/11/05                                  3,900,000               3,897,519
  2.43%; 03/16/05                                  2,500,000               2,492,744
  2.48%; 03/08/05                                  2,500,000               2,493,972
  2.55%; 04/13/05                                  2,000,000               1,989,942
                                                                          39,748,079
BREWERY (0.51%)
 Anheuser-Busch
  2.55%; 04/12/05                                  1,700,000               1,691,571
COATINGS & PAINT (0.45%)
 Sherwin-Williams
  2.40%; 02/15/05                                  1,500,000               1,498,600
COMMERCIAL BANKS (3.49%)
 Calyon North America
  2.33%; 03/23/05                                  1,600,000               1,594,822
  2.37%; 03/02/05                                  2,135,000               2,130,924
 Nordea North America
  2.25%; 02/18/05                                  2,500,000               2,497,344
  2.32%; 02/23/05                                  2,090,000               2,087,037
  2.57%; 04/13/05                                  1,750,000               1,741,130
 Svenska Handelsbanken
  2.44%; 03/10/05                                  1,500,000               1,496,246
                                                                          11,547,503
CONSUMER PRODUCTS-MISCELLANEOUS (1.54%)
 Fortune Brands
  2.21%; 02/08/05                                  1,400,000               1,399,377
  2.42%; 03/08/05                                  2,100,000               2,095,059
  2.55%; 04/11/05                                  1,600,000               1,592,180
                                                                           5,086,616
COSMETICS & TOILETRIES (0.82%)
 Procter & Gamble
  2.14%; 02/01/05                                  2,700,000               2,700,000
DIVERSIFIED FINANCIAL SERVICES (5.90%)
 Amstel Funding
  2.11%; 02/22/05                                  1,700,000               1,697,908
  2.38%; 02/22/05                                  2,935,000               2,930,925
  2.40%; 02/28/05                                  2,200,000               2,196,040
  2.45%; 03/24/05                                  1,965,000               1,958,180
  2.52%; 03/29/05                                    970,000                 966,198
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 Amstel Funding (continued)
                                                   $                    $
  2.53%; 03/29/05                                  3,000,000               2,988,193
 General Electric Capital
  2.33%; 02/17/05                                  2,110,000               2,107,815
  2.43%; 03/24/05                                  2,675,000               2,665,791
  2.61%; 04/28/05                                  2,015,000               2,002,436
                                                                          19,513,486
FINANCE-AUTO LOANS (3.47%)
 Paccar Financial
  2.41%; 03/23/05                                  2,500,000               2,491,632
 Toyota Motor Credit
  2.21%; 02/10/05                                  2,000,000               1,998,895
  2.23%; 02/07/05                                  2,000,000               1,999,257
  2.29%; 02/10/05                                  2,775,000               2,773,411
  2.50%; 03/28/05                                  2,200,000               2,191,597
                                                                          11,454,792
FINANCE-COMMERCIAL (3.14%)
 CIT Group
  2.10%; 03/02/05                                  2,600,000               2,595,602
  2.23%; 02/04/05                                  1,200,000               1,199,777
  2.24%; 02/03/05                                  1,900,000               1,899,764
  2.54%; 03/18/05                                  1,700,000               1,694,602
  2.61%; 04/19/05                                  3,000,000               2,983,252
                                                                          10,372,997
FINANCE-CONSUMER LOANS (2.44%)
 American General Finance
  2.32%; 03/04/05                                  1,870,000               1,866,264
  2.36%; 03/14/05                                  2,500,000               2,493,053
  2.55%; 04/20/05                                    915,000                 909,945
 Household Finance
  2.09%; 02/08/05                                  2,800,000               2,798,862
                                                                           8,068,124
FINANCE-INVESTMENT BANKER & BROKER (14.37%)
 Bear Stearns
  2.07%; 02/03/05                                  1,700,000               1,699,805
  2.32%; 02/14/05                                  2,335,000               2,333,044
  2.37%; 02/24/05                                  2,400,000               2,396,366
  2.38%; 03/17/05                                  2,700,000               2,692,146
  2.57%; 04/08/05                                  1,700,000               1,691,990
 Citigroup
  2.34%; 04/04/05                                  1,360,000               1,354,519
 Citigroup Global Markets Holdings
  2.18%; 02/03/05                                  1,200,000               1,199,855
  2.20%; 02/08/05                                  2,610,000               2,608,878
  2.21%; 02/07/05                                  2,500,000               2,499,079
  2.34%; 03/01/05                                  2,500,000               2,495,450
  2.36%; 03/07/05                                  2,000,000               1,995,542
  2.52%; 03/03/05                                  2,265,000               2,260,243
 Goldman Sachs Group
  2.32%; 02/25/05                                  1,500,000               1,497,680
  2.40%; 02/25/05                                  2,000,000               1,996,800
  2.44%; 02/24/05                                  3,535,000               3,529,444
  2.46%; 02/25/05                                  2,450,000               2,445,982
 ING U.S. Funding
  2.18%; 02/01/05                                  2,000,000               2,000,000
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 ING U.S. Funding (continued)
                                                   $                    $
  2.31%; 02/09/05                                  2,600,000               2,598,665
  2.35%; 02/16/05                                  2,000,000               1,998,042
  2.44%; 03/11/05                                  2,400,000               2,393,819
  2.60%; 04/21/05                                  1,800,000               1,789,730
 Morgan Stanley
  2.29%; 02/23/05                                  2,000,000               1,997,201
                                                                          47,474,280
FINANCE-LEASING COMPANY (1.12%)
 International Lease Finance
  2.26%; 02/09/05                                  2,200,000               2,198,895
  2.27%; 02/04/05                                  1,500,000               1,499,716
                                                                           3,698,611
FINANCE-MORTGAGE LOAN/BANKER (2.94%)
 Federal Home Loan Mortgage
  2.34%; 03/01/05                                  1,300,000               1,297,634
  2.45%; 03/29/05                                  2,835,000               2,824,196
 Federal National Mortgage Association
  2.23%; 02/16/05                                  1,500,000               1,498,606
  2.30%; 02/23/05                                  2,600,000               2,596,346
  2.47%; 04/06/05                                  1,500,000               1,493,413
                                                                           9,710,195
FINANCE-OTHER SERVICES (15.31%)
 ABN-AMRO North America Finance
  2.35%; 03/01/05                                  1,450,000               1,447,350
 Commoloco
  2.34%; 02/14/05                                  2,000,000               1,998,310
  2.38%; 02/28/05                                  2,400,000               2,395,716
  2.41%; 03/10/05                                  2,700,000               2,693,312
  2.49%; 03/21/05                                  2,430,000               2,421,900
  2.53%; 03/22/05                                  1,700,000               1,694,157
  2.54%; 04/13/05                                  2,000,000               1,989,981
 CRC Funding
  2.34%; 02/17/05                                  2,000,000               1,997,920
  2.45%; 03/15/05                                  2,000,000               1,994,283
  2.55%; 03/31/05                                  2,000,000               1,991,783
  2.56%; 04/08/05                                  2,200,000               2,189,675
  2.59%; 04/06/05                                  1,840,000               1,831,528
  2.59%; 04/07/05                                  3,000,000               2,985,971
 HSBC Funding
  2.46%; 03/17/05                                  2,500,000               2,492,483
  2.49%; 03/11/05                                  2,630,000               2,623,088
  2.50%; 03/22/05                                  2,515,000               2,506,442
  2.67%; 04/29/05                                  2,000,000               1,987,095
 Private Export Funding
  2.10%; 03/09/05                                  2,320,000               2,315,128
  2.10%; 04/05/05                                  1,590,000               1,584,157
  2.42%; 04/12/05                                  2,180,000               2,169,742
  2.44%; 04/18/05                                  2,500,000               2,487,122
  2.48%; 04/06/05                                  2,225,000               2,215,210
  2.57%; 05/26/05                                  2,600,000               2,578,840
                                                                          50,591,193
MONEY CENTER BANKS (10.69%)
 Bank of America
  2.04%; 02/04/05                                  2,500,000               2,499,575
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 Bank of America (continued)
                                                   $                    $
  2.26%; 02/24/05                                  2,000,000               1,997,112
  2.33%; 03/03/05                                  2,100,000               2,095,922
  2.35%; 02/28/05                                  2,000,000               1,996,460
  2.42%; 03/03/05                                  2,000,000               1,995,967
 BNP Paribas Finance
  2.25%; 02/11/05                                  2,225,000               2,223,609
  2.35%; 02/17/05                                  2,900,000               2,896,971
  2.37%; 03/04/05                                  1,600,000               1,596,742
  2.47%; 03/23/05                                  2,500,000               2,491,424
  2.48%; 03/30/05                                  2,900,000               2,888,613
 HBOS Treasury Services
  2.00%; 02/02/05                                    680,000                 679,962
  2.03%; 02/01/05                                  2,100,000               2,100,000
  2.05%; 02/02/05                                  2,700,000               2,699,846
  2.37%; 03/08/05                                  2,200,000               2,194,931
  2.42%; 03/18/05                                  3,000,000               2,990,925
  2.42%; 03/21/05                                  2,000,000               1,993,547
                                                                          35,341,606
OIL COMPANY-INTEGRATED (1.45%)
 Shell Finance
  2.27%; 02/03/05                                  2,000,000               1,999,748
  2.39%; 03/09/05                                  2,800,000               2,793,308
                                                                           4,793,056
SPECIAL PURPOSE ENTITY (11.06%)
 AIG Funding
  2.30%; 02/15/05                                  2,055,000               2,053,162
 Barclays U.S. Funding
  2.25%; 02/22/05                                  2,600,000               2,596,588
 Compass Securitization
  2.35%; 02/15/05                                  1,835,000               1,833,323
  2.44%; 03/15/05                                  2,500,000               2,492,854
 Galaxy Funding
  2.54%; 03/31/05                                  1,800,000               1,792,634
  2.60%; 04/20/05                                  1,800,000               1,789,860
  2.66%; 04/27/05                                  2,600,000               2,583,609
 Grampian Funding
  2.35%; 02/14/05                                  1,415,000               1,413,799
  2.49%; 03/24/05                                  1,955,000               1,948,104
  2.62%; 04/26/05                                  2,200,000               2,186,551
  2.68%; 05/03/05                                  2,500,000               2,483,064
 Ranger Funding
  2.29%; 02/04/05                                  2,000,000               1,999,618
  2.36%; 03/14/05                                  2,000,000               1,994,624
  2.37%; 02/08/05                                  1,545,000               1,544,288
  2.47%; 04/04/05                                    390,000                 388,341
 Southern Company Funding
  2.35%; 02/18/05                                  2,000,000               1,997,781
 Yorktown Capital
  2.31%; 02/07/05                                  1,175,000               1,174,548
  2.36%; 02/14/05                                  1,775,000               1,773,487
  2.47%; 03/14/05                                  2,200,000               2,193,811
  2.51%; 02/28/05                                    325,000                 324,388
                                                                          36,564,434
                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIFIED PURPOSE ACQUISITION (0.68%)
 Delaware Funding
                                                   $                    $
  2.35%; 02/15/05                                  2,235,000               2,232,957
SUPRANATIONAL BANK (1.99%)
 Corp Andina de Fomento
  2.22%; 02/09/05                                  2,000,000               1,999,013
  2.43%; 03/07/05                                  2,600,000               2,594,033
  2.48%; 03/17/05                                  2,000,000               1,993,938
                                                                           6,586,984
TELEPHONE COMMUNICATION (0.60%)
 Telstra
  2.46%; 03/30/05                                  2,000,000               1,992,210
TELEPHONE-INTEGRATED (2.25%)
 SBC Communications
  2.29%; 02/02/05                                  2,975,000               2,974,811
  2.34%; 02/07/05                                  2,000,000               1,999,220
  2.38%; 03/07/05                                  2,470,000               2,464,448
                                                                           7,438,479
                                     TOTAL COMMERCIAL PAPER              318,105,773


                                                   Principal
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (3.44%)
FINANCE-MORTGAGE LOAN/BANKER (0.39%)
 Federal Home Loan Bank
                                                   $                    $
  1.66%; 05/16/05                                  1,300,000               1,300,000
FINANCE-OTHER SERVICES (1.60%)
 Newcourt Credit Group
  6.88%; 02/16/05                                  1,300,000               1,302,907
 Verizon Global Funding /1/
  2.60%; 03/15/05                                  4,000,000               4,000,000
                                                                           5,302,907
MULTIMEDIA (0.58%)
 Gannett
  4.95%; 04/01/05                                  1,900,000               1,908,845
REGIONAL BANKS (0.87%)
 Bank One
  7.00%; 07/15/05                                  2,815,000               2,866,854
                                                TOTAL BONDS               11,378,606
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.69%)              329,484,379
CASH AND RECEIVABLES, NET OF LIABILITIES (0.31%)                           1,021,468
                                 TOTAL NET ASSETS (100.00%)             $330,505,847
                                                                        --------------

/1/  Variable rate.

The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Cash Management Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------